Fair Value of Financial Instruments - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Feb. 11, 2020
Fair Value Recurring Basis
Assets
Cash and cash equivalents	$ 197
Loans, held-for-investment,net	22,304
Preferred stock	39,091
Mortgage loans, held-for-investment,net	915,380
Accrued interest and dividends	5,248
Mortgage loans held in variable interest entities, at fair value	1,712,909
Other assets	1,096
Assets	2,696,224
Liabilities
Credit facility	789,401
Accounts payable and other accrued liabilities	1,636
Accrued interest payable	932
Bonds payable held in variable interest entities, at fair value	1,607,918
Liabilities	2,399,887
Fair Value Recurring Basis | Level 1
Assets
Cash and cash equivalents	197
Accrued interest and dividends	5,248
Other assets	1,096
Assets	6,541
Liabilities
Accounts payable and other accrued liabilities	1,636
Accrued interest payable	932
Liabilities	2,568
Fair Value Recurring Basis | Level 2
Assets
Mortgage loans held in variable interest entities, at fair value	1,712,909
Assets	1,712,909
Liabilities
Bonds payable held in variable interest entities, at fair value	1,607,918
Liabilities	1,607,918
Fair Value Recurring Basis | Level 3
Assets
Loans, held-for-investment,net	22,304
Preferred stock	39,091
Mortgage loans, held-for-investment,net	915,380
Assets	976,774
Liabilities
Credit facility	789,401
Liabilities	789,401
Carrying Value
Assets
Cash and cash equivalents	197	$ 302
Loans, held-for-investment,net	22,282	22,127
Preferred stock	40,374	40,000
Mortgage loans, held-for-investment,net	933,219	863,564
Accrued interest and dividends	5,248	3,616
Mortgage loans held in variable interest entities, at fair value	1,712,909	1,742,186
Other assets	1,096
Assets	2,715,325	2,671,795
Liabilities
Credit facility	788,345	788,764
Accounts payable and other accrued liabilities	1,636
Accrued interest payable	932
Bonds payable held in variable interest entities, at fair value	1,607,918	1,607,918
Liabilities	$ 2,398,831	$ 2,491,682